September 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Strategic Asset Allocations, Inc. (the "Registrant")
1933 Act File No. 033-79482, Post-Effective Amendment No. 42
1940 Act File No. 811-08532, Amendment No. 42

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 42 and 1940 Act Amendment No. 42 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purposes of this amendment are to (i) add the Multi-Asset Income Fund as a new series to the Registrant, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. This fund has a unique investment strategy, which is described in the Fund Summary and the Objectives, Strategies and Risks sections of the fund's prospectus and the Fund Investment Guidelines and Fund Investments and Risks sections of the statement of additional information (SAI). However, other aspects of the fund, such as descriptions of class types, methods for buying and selling shares, and other required disclosure are substantially similar to the prospectuses of the Short Duration Strategic Income Fund and Strategic Income Fund series of American Century Investment Trust (File Nos. 3365170, 81107822) and the Emerging Markets Debt Fund series of American Century International Bond Funds (File Nos. 3343321, 81106441), for which Post-Effective Amendment Nos. 49 and 42, respectively (filed on May 1, 2014), were previously reviewed by the Commission. Accordingly, we ask that you focus your review on the Investment Objective, Fees and Expenses, Principal Investment Strategies, Principal Risks, and Objectives, Strategies and Risks sections of the prospectus and the Fund Investment Guidelines and Fund Investments and Risks sections of the SAI.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-7021.

Sincerely,

/s/ Danielle Doerhoff
Danielle Doerhoff
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com